Stockholders' Equity And Noncontrolling Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity And Noncontrolling Interest [Abstract]
Stockholders' Equity And Noncontrolling Interest
9.	STOCKHOLDERS’ EQUITY AND NONCONTROLLING INTEREST

Common Stock

Our charter authorizes us to issue 1,050,000,000 shares of capital stock, of which 1,000,000,000 shares of capital stock are designated as common stock with a par value of $0.01 per share and 50,000,000 shares of capital stock are designated as preferred stock with a par value of $0.01 per share. As of March 31, 2012 and December 31, 2011, there were 11,654,004 and 11,598,959 shares of our common stock issued and outstanding, respectively. Our payment of any future dividends to our common stockholders is dependent upon applicable legal and contractual restrictions, as well as our earnings and financial needs.

Deferred Compensation Incentive Plan

Our 1999 Flexible Incentive Plan is designed to attract and retain the services of our directors and employees that we consider essential to our long-term growth and success. As such, it is designed to provide them with the opportunity to own shares of our restricted common stock. All long-term compensation awards are designed to vest over a period of three to seven years and promote retention of our team.

Restricted Share Issuances

Deferred compensation includes grants of restricted shares to our directors and employees as a form of long-term compensation. The share grants vest over a period of three to seven years. We determine the fair value of the restricted shares as the number of shares awarded multiplied by the fair value per share of our common shares on the grant date. We amortize such fair value ratably over the vesting periods of the respective awards.

The following table presents restricted share activity during the three months ended March 31, 2012 and 2011:

	2012		2011
	NON-VESTED SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE	NON-VESTED SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE
Beginning of period	207,200	$17.86	215,588	$17.56
Granted	58,550	13.50	35,450	19.00
Vested	(32,313)	16.52	(43,263)	16.56
Forfeited	—	—	(1,464)	17.04

End of period	233,437	$16.94	206,311	$18.02

The total grant date fair value of shares vested during the three months ended March 31, 2012 and 2011 was $534,000 and $716,000 respectively. Total compensation cost recognized related to restricted shares during the three months ended March 31, 2012 and 2011, was $144,000 and $132,000, respectively. As of March 31, 2012, total unrecognized compensation cost related to restricted shares was $3.3 million, and the weighted average period over which we expect this cost to be recognized is 4.3 years.

12.    Stockholders’ Equity and Noncontrolling Interest

Recapitalization and Merger  AmREIT Class C and D common shares were converted into AmREIT Class A common shares in November 2009 pursuant to the AmREIT Declaration of Trust. The AmREIT Class A shares were then simultaneously exchanged on a 1:1 basis for AmREIT, Inc. shares. Upon consummation of the AmREIT recapitalization and the simultaneous merger with REITPlus, AmREIT, Inc. has a single class of common stock outstanding as further described below. See also Note 14.

Common Stock  Our charter authorizes us to issue 1,050,000,000 shares of capital stock, of which 1,000,000,000 shares of capital stock are designated as common stock with a par value of $0.01 per share and 50,000,000 shares of capital stock are designated as preferred stock with a par value of $0.01 per share. As of December 31, 2011 and 2010, there were 11,598,959 and 11,556,958 shares of our common stock outstanding, respectively. Our payment of any future dividends to our common stockholders is dependent upon applicable legal and contractual restrictions, as well as our earnings and financial needs.

Deferred Compensation Incentive Plan  Under the AmREIT, Inc. 1999 Flexible Incentive Plan, 1,391,875 shares of our common stock are available for awards of stock options, restricted stock awards, stock appreciation rights and other awards to our employees and non-employee directors. The number of shares of our common stock that may be issued under the 1999 Flexible Incentive Plan at any time is equal to 6% of our issued and outstanding shares of common stock.